CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 157,110	$ 575,739	$ 1,478,928
Prepaid expenses	39,656	9,167	295,658
Total Current Assets	196,766	584,906	1,774,586
Marketable securities held in Trust Account	34,831,528	175,110,029	175,089,531
TOTAL ASSETS	35,028,294	175,694,935	176,864,117
Current liabilities
Accrued expenses	6,253,445	2,785,180	126,944
Accrued offering costs	350,000	350,000	350,000
Total Current Liabilities	6,603,445	3,135,180	476,944
Deferred underwriting fee payable	6,037,500	6,037,500	6,037,500
Warrant Liabilities	4,198,258	18,637,420	28,062,924
Total Liabilities	16,839,203	27,810,100	34,577,368
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	34,831,528	175,087,500	175,087,500
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(16,642,868)	(27,203,096)	(32,801,182)
Total Shareholders' Deficit	(16,642,437)	(27,202,665)	(32,800,751)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	35,028,294	175,694,935	176,864,117
Class A Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	0	0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	$ 431	$ 431	$ 431